Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORY	NOTE 3 - INVENTORY Composition:
	As of	As of
	December 31,	December 31,
	2025	2024
Raw materials	1,805	1,408
Work in progress	271	231
Finished goods	549	349
	2,625	1,988